Share capital (Tables)	12 Months Ended
Mar. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital

	Allotted, called-up and fully paid
	million	£m
At 1 April 2018	3,638	452
Issued during the year in lieu of dividends¹	49	6
At 31 March 2019	3,687	458
Issued during the year in lieu of dividends¹	93	12
At 31 March 2020	3,780	470

1.
The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.